UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23217

City National Rochdale Select Strategies Fund

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Michael Gozzillo

City National Rochdale, LLC

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: January 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments

October 31, 2017

City National Rochdale Select Strategies Fund †

Description	Face Amount (000)	Value (000)
Structured Investments [97.0%]
Earthquake [5.2%]
Delancey Segregated Account	$967	$979
Efficiency [42.3%]
Broadway Segregated Account	5,013	3,652
Hollywood Segregated Account	5,113	4,247
Total Efficiency		7,899
Frequency [16.4%]
Atlantic Segregated Account	931	977
Jay Segregated Account	309	(1)
Ocean Segregated Account	801	854
Park Segregated Account	862	922
Sunset Segregated Account	325	323
Total Frequency		3,075
Multi Peril [11.1%]
Carmelia Segregated Account	952	965
Nassau Segregated Account	809	607
Venice Segregated Account	455	484
Total Multi Peril		2,056
Non-Florida [1.7%]
Lexington Segregated Account	904	312
Opportunistic [3.8%]
Elevado Segregated Account	937	344
Trinity Segregated Account	325	365
Total Opportunistic		709
Wind [16.5%]
Fulton Segregated Account	610	316
Glendale Segregated Account	932	975
King Segregated Account	947	982
Madison Segregated Account	773	478
Rodeo Segregated Account	325	323
Wilshire Segregated Account	886	(4)
Total Wind		3,070
Total Structured Investments
(Cost $23,172)		18,100
Total Investments [97.0%]
(Cost $23,172)		$18,100

Percentages are based on Net Assets of $18,660 (000).

†	Fund commenced operations on July 27, 2017.

As of October 31, 2017, all the Fund's investments were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Structured Investments (000)

Beginning balance as of July 27, 2016	$—
Transfers into Level 3	—
Net purchases	23,172
Net sales	—
Realized loss	—
Change in unrealized appreciation (depreciation)	(5,072)
Ending balance as of October 31, 2017	$18,100

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Select Strategies Fund

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: December 28, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: December 28, 2017